Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	14.10%	14.00%	14.00%	11.90%
Income tax benefit due to charges related to the Ukraine Conflict				$ 341